Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 09, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 19, 2022	Dec. 31, 2021	Dec. 13, 2021	Nov. 05, 2021
Temporary Equity, Shares Outstanding		75,000,000	75,000,000	75,000,000
Temporary Equity, Redemption Price Per Share	$ 10.74	$ 10.72	$ 10.6	$ 10.09
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued		0	0	0		0
Preferred Stock, Shares Outstanding		0	0	0		0
Common Class A [Member]
Temporary Equity, Shares Outstanding		75,000,000	75,000,000	75,000,000
Temporary Equity, Redemption Price Per Share		$ 10.72	$ 10.6
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		400,000,000	400,000,000	400,000,000
Common Stock, Shares, Issued		0	0	0		0
Common Stock, Shares, Outstanding		0	0	0		0
Common Class B [Member]
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		80,000,000	80,000,000	80,000,000
Common Stock, Shares, Issued		18,750,000	18,750,000	18,750,000		19	4,312,500	17,250,000
Common Stock, Shares, Outstanding		18,750,000	18,750,000	18,750,000	18,750,000			17,250,000